Deferred Financing Fees and Debt Issuance Costs - Additional Information (Details)				12 Months Ended
	Dec. 21, 2023 $ / shares shares	Aug. 02, 2023 USD ($) $ / shares shares	Mar. 17, 2022 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares
Deferred financing fees [Line Items]
Warrants issued | shares	142,874	10,000,000		10,142,874	10,142,874	4,838,707
Warrant exercise price | $ / shares	$ 1	$ 1	$ 1.24	$ 1.35		$ 1.18	$ 1.05
Number of Share Purchase Warrants, Issued | shares	142,874	10,000,000		10,142,874	10,142,874	4,838,707
Subscription Agreement
Deferred financing fees [Line Items]
Deferred financing costs		$ 6,755,770	$ 2,205,113	$ 945,217
Proceeds from issuance of securities			6,000,000
Notes payable and accrued interest			$ 6,000,000
Principal amount		$ 35,000,000
Amortized debt issuance costs				246,563
GEM Global Yield LLC [Member]
Deferred financing fees [Line Items]
Note issued				$ 1,418,880	$ 2,000,000
Warrants issued | shares				2,106,290	2,106,290
Warrant exercise price | $ / shares				$ 0.5
Prepaid financing fee				$ 1,390,151
Deferred financing costs						$ 2,809,031
Number of Share Purchase Warrants, Issued | shares				2,106,290	2,106,290